INCOME TAXES - Operating Losses (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 105,900
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	393
Unrecognized	8,074
Total	8,467
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	25
Unrecognized	144
Total	169
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	3
Unrecognized	656
Total	659
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	2
Unrecognized	659
Total	661
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	6
Unrecognized	469
Total	475
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	3
Unrecognized	212
Total	215
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2025 Through 2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	354
Unrecognized	5,934
Total	$ 6,288